Mid-Cap Growth ProFund Expense Example - Mid-Cap Growth ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,104
Expense Example, with Redemption, 10 Years	2,415
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,602
Expense Example, with Redemption, 10 Years	$ 3,398